Share capital and share-based compensation - Schedule of Stock Option Expirations (Details)	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares	Sep. 30, 2022 shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	3,788,280	4,368,732	4,590,117	5,328,279
Minimum | Legacy Plans
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	$ 0.37
Minimum | LTIP Plans
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	4.94
Maximum | Legacy Plans
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	2.15
Maximum | LTIP Plans
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	$ 13.2
Tranche One
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	3,788,280
Tranche One | Legacy Plans
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	1,012,161
Tranche One | LTIP Plans
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	2,776,119